LEASE (Tables)	12 Months Ended
Sep. 30, 2021
LEASE
Schedule of balance sheet information related to the operating leases

	As of	As of
	September 30,	September 30,
	2021	2020
Operating Lease Assets:
Operating Lease	$118,154	$243,874
Total operating lease assets	118,154	243,874
Operating lease obligations:
Current operating lease liabilities	55,847	82,468
Non-current operating lease liabilities	106,180	155,723
Total Lease liabilities	$162,027	$238,191

Remaining Lease Term Operating Lease	2.07 years	3.07 years
Discount rate	5.5%	5.5%

Schedule of weighted average remaining lease term and discount rate

	As of	As of
	September 30,	September 30,
	2021	2020
Operating Lease Assets:
Operating Lease	$118,154	$243,874
Total operating lease assets	118,154	243,874
Operating lease obligations:
Current operating lease liabilities	55,847	82,468
Non-current operating lease liabilities	106,180	155,723
Total Lease liabilities	$162,027	$238,191

Remaining Lease Term Operating Lease	2.07 years	3.07 years
Discount rate	5.5%	5.5%

Schedule of lease liability maturities

Lease liability maturities as of September 30, 2021, are as follows:

Operating,
lease
2021	61,939
2022	30,969
2023	30,969
2024	30,969
2025	23,229
Total minimum lease payments	$178,075
Less: Amount representing interest	(16,048)
Total	$162,027